1. NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2019
Notes
1. NATURE OF OPERATIONS AND GOING CONCERN

1.NATURE OF OPERATIONS AND GOING CONCERN

Avricore Health Inc. (the “Company”) was incorporated under the Company Act of British Columbia on May 30, 2000. The Company’s common shares trade on the TSX Venture Exchange (the “Exchange”) under symbol “ AVCR” and are quoted on the OTCIQ Market as “ NUVPF”. The Company’s registered office is at 700 – 1199 West Hastings Street, Vancouver, British Columbia, V6E 3T5.

The Company is involved in the business of health data and point-of-care technologies (“POC”).

The consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assumes that the Company will continue in operations for the foreseeable future and be able to realize assets and satisfy liabilities in the normal course of business. The Company has always experienced operating losses and negative operating cash flows. Operations have been funded by the issuance of share capital. These conditions raise substantial doubt on the Company’s ability to continue as a going concern.

The continuation of the Company as a going concern is dependent upon its ability to generate revenue from its operations, or raise additional financing to cover ongoing cash requirements. The consolidated financial statements do not reflect any adjustments, which could be material, to the carrying values of assets and liabilities, which may be required should the Company be unable to continue as a going concern.

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	$	$	$
Deficit	(27,334,019)	(25,228,411)	(21,091,609)
Working capital	(465,454)	439,228	1,272,259

In March 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a global pandemic. Since then, several measures have been implemented in Canada and the rest of the world in response to the increased impact from COVID-19. The Company continues to operate the business forward at this time. While the impact of COVID-19 is expected to be temporary, the current circumstances are dynamic and the impacts of COVID-19 on the Company’s operations, including the duration and impact on the Company’s future plans, cannot be reasonably estimated at this time. The Company anticipates this could have an adverse impact on its business, results of operations, financial position and cash flows in 2020.